ALPS ETF Trust

1290 Broadway

Suite 1100

Denver, Colorado 80203

Via EDGAR

August 10, 2010

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826, 811-22175)

In connection with a response being made on behalf of the Registrant to comments provided with respect to Post Effective Amendment No. 22 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, as filed on June 10, 2010 (the “Registration Statement”), the Registrant hereby acknowledges that:

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should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

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the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

—	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope that the foregoing is responsive to your request. Please do not hesitate to contact Joseph Kelly at (949) 442-6027 or Stuart Strauss at (212) 698-3529 of Dechert LLP, outside counsel to the Registrant, if you have any questions concerning the foregoing.

Sincerely,

/s/ Tané T. Tyler

Tané T. Tyler, Esq.

Secretary